Summary of Significant Accounting Policies (Tables)	6 Months Ended
Mar. 31, 2026
Summary of Significant Accounting Policies [Abstract]
Schedule of Disaggregation of Revenue

The following table illustrates the disaggregation of revenue:

	For the six months ended March 31,
	2026	2025
Continuing Operations
Referral fees	$—	$287
Advisory service fees	—	—
AI Solutions service fees	—	—
Total Revenue from Continuing Operations	—	287

Discontinued Operations
Advisory service fees	—	—
Management fees	—	—
Total Revenue from Discontinued Operations	—	—
Total Net Revenue	$—	$287

	For the six months ended March 31,
	2026	2025
Timing of Revenue Recognition
Services transferred at a point in time	$—	$287
Services transferred over time	—	—
Balance at end of the year	$—	$287